Schedule of intangible assets (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,126,944	$ 2,905,831	$ 2,508,574
Less: accumulated amortization	(843,234)	(1,152,026)	(894,684)
Net book value	1,283,710	1,753,805	1,613,890
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	58,405	79,793	48,453
Software Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,068,539	$ 2,826,038	$ 2,460,121